Operating Segment Information - Summary of Segment Revenue (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenue	€ 5,237	€ 4,743	€ 5,153
P&ARP [member]
Disclosure of operating segments [line items]
Revenue	2,805	2,482	2,742
A&T [member]
Disclosure of operating segments [line items]
Revenue	1,301	1,279	1,348
AS&I [member]
Disclosure of operating segments [line items]
Revenue	1,118	993	1,034
Holdings & Corporate [member]
Disclosure of operating segments [line items]
Revenue	13	(11)	29
Segment [member]
Disclosure of operating segments [line items]
Revenue	5,283	4,791	5,179
Segment [member] | P&ARP [member]
Disclosure of operating segments [line items]
Revenue	2,812	2,498	2,748
Segment [member] | A&T [member]
Disclosure of operating segments [line items]
Revenue	1,335	1,302	1,355
Segment [member] | AS&I [member]
Disclosure of operating segments [line items]
Revenue	1,123	1,002	1,047
Segment [member] | Holdings & Corporate [member]
Disclosure of operating segments [line items]
Revenue	13	(11)	29
Inter segment [member]
Disclosure of operating segments [line items]
Revenue	(46)	(48)	(26)
Inter segment [member] | P&ARP [member]
Disclosure of operating segments [line items]
Revenue	(7)	(16)	(6)
Inter segment [member] | A&T [member]
Disclosure of operating segments [line items]
Revenue	(34)	(23)	(7)
Inter segment [member] | AS&I [member]
Disclosure of operating segments [line items]
Revenue	€ (5)	€ (9)	€ (13)